COMMITMENTS AND CONTINGENCIES - Minimum Lease Payments under Non-Cancellable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Line Items]
2013	$ 9,817
2014	5,031
2015	3,851
2016	2,686
2017	2,286
Over 2017	9,859
Total minimum lease payments	$ 33,530